Interest in Other Entities - Schedule of Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ (395)	$ 8,859
Eventer [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	446	371
Jeffs’ Brands [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest		5,628
Gix Internet [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	(878)	2,642
GERD IP [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	57	57
Fuel Doctor [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ (20)	$ 161